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UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3486

Madison Mosaic Tax-Free Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspoection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Report to Shareholders.

Semi-Annual Report (unaudited)

March 31, 2009

Madison Mosaic

Tax-Free Trust

Virginia Tax-Free Fund

Tax-Free National Fund

Madison Mosaic Funds www.mosaicfunds.com (Mosaic logo)

Contents

Letter to Shareholders	[1]
Portfolio of Investments
Virginia Tax-Free Fund	[3]
Tax-Free National Fund	[5]
Statements of Assets and Liabilities	[9]
Statements of Operations	[10]
Statements of Changes in Net Assets	[11]
Financial Highlights	[12]
Notes to Financial Statements	[13]
Fund Expenses	[16]

Madison Mosaic Tax-Free Trust March 31, 2009

Letter to Shareholders

(photo of Mike Peters)

The semi-annual period ended March 31, 2009 saw solid positive total returns for Madison Mosaic Virginia Tax-Free and Tax-Free National during one of the most disruptive economic and market environments of our times. Total returns for the six-month period were: 7.34% for Virginia Tax-Free and 6.60% for Tax-Free National. Madison’s high-quality mandate and relatively conservative positioning meant that your funds did considerably better than their peers. Virginia Tax-Free’s Lipper Municipal Debt Virginia Index peer group returned 2.42%, while Tax-Free National’s peer group of the Lipper General Municipal Debt Index was barely positive with a 0.63% return. This performance gap was to a large degree a quality story. Over the same six-month period, the Lipper High Yield Municipal Debt Fund Index dropped a dramatic -14.60%. This is an indication of the overall investment theme for the period, which was a wholesale retreat away from risk into the most secure investments available. We also benefitted from our intermediate duration stance, as intermediate tax-frees outperformed, as seen by the pertinent Lipper indices, both short-term and short-intermediate term bond funds.

Economic Overview

The six-month period saw continued unrest in the financial sector and a realization that these problems would not be confined. By the end of the period it was clear that we were in the midst of what could prove to be the worst recession of our times. In response, the Treasury & Federal Reserve enacted unprecedented monetary and fiscal measures to combat the deepening recession. While much of the period was characterized by fear and pessimism, by the end of March the stock market had recovered much of its double-digit losses of January and February, and there was a sense that the worst might be behind us.

Expanded fiscal and monetary stimuli were the biggest stories of the period and still had legs as March came to a close. As the period ended, a new budget bill was under consideration which would invest significantly in infrastructure, education, alternative energy, and health care. The Treasury had recently announced new initiatives for reviving the credit markets and the Fed had just expanded its balance sheet through outright open market purchases of up to $1.05 trillion worth of Treasury, Agency, and Agency Mortgage securities. The Fed indicated hope that by lowering returns on “less risky” assets, market participants would re-enter risk markets, freeing up the flow of credit. While these massive efforts have yet to bring the credit markets to full health, they seemed to have stabilized the situation and given many observers cause for guarded optimism.

Outlook

In spite of the massive fiscal and monetary stimulus being brought to bear, both here in the U.S. and globally, the economy appears to be a few quarters away from growth. We estimate that 2009 may end up being a negative year for GDP - both real (inflation adjusted) and nominal. But in the early part of 2010, the year-over-year comparisons will become easier, and recent stimuli should kick in. Economic growth should return, but we don’t expect it to be robust.

Inflation, for now, appears minimal. Commodity input prices remain weak. The rate of capacity utilization has fallen over 12 percentage points since its most recent high in the summer of 2006 and the job market is bleak, giving labor little leverage in seeking higher compensation. However, once the economy is firmly on the upswing, inflation issues may re-emerge, as many of the Government’s stimulus plans are pro-cyclical, and some downright inflationary. This could become a big issue at some point, most likely by mid-2010. In terms of the municipal bond market, we continue to see value in high-quality municipals, and believe that they should provide

Madison Mosaic Tax-Free Trust 1

Letter to Shareholders • March 31, 2009 (concluded)

dependable, tax-advantaged income for investors who currently have few competitively yielding alternatives.

VIRGINIA FUND

The Commonwealth of Virginia maintains an AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The fund had a total return of 7.34% for the semi-annual period and the 30-day SEC yield was 2.54% as of March 31, 2009, which equates to a tax-equivalent yield of 4.14%. The duration of the portfolio was 6.94 years while the average credit quality was maintained at AA. Purchases during the period included Spotsylvania School District general obligation bonds and Northwestern Regional Jail Authority revenue bonds. Virginia ranked 11th in the country in terms of issuance on a year-to-date basis.

NATIONAL FUND

The National Fund had a total return of 6.60% for the semi-annual period and the 30-day SEC yield was 2.56% as of March 31, 2009, which equates to a tax-equivalent yield of 3.94%. The duration of the portfolio was 6.71 years while 37% of the portfolio held S&P’s top AAA rating. Purchases made during the period include Fort Smith, Arkansas Water and Sewer revenue bonds and Wisconsin State general obligation bonds. The United States and its territories have issued $84 billion in muni bonds during the three months ending March 31, 2009, which represents a 1.9% decrease in volume over the same period last year.

We appreciate your confidence in Madison Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice-President

2 Semi-Annual Report March 31, 2009

Madison Mosaic Tax-Free Trust March 31, 2009

Virginia Fund - Portfolio of Investments (unaudited)

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY'S	S&P
		LONG TERM MUNICIPAL BONDS: 98.3% of net assets

		ECONOMIC DEVELOPMENT: 10.3%
Aa3	AAA	James City County Economic Development Authority Revenue (FSA Insured), 5%, 6/15/19	$1,050,000	$1,154,307
Aa2	AA	Newport News Economic Development Authority Revenue, 5%, 7/1/25	745,000	775,240
Aa2	AAA	Roanoke County Economic Development Authority Lease Revenue (Assured Guaranty Insured), 5%, 10/15/16	400,000	463,216

		EDUCATION: 9.1%
Aa1	AA+	Fairfax County Economic Development Authority, Facilities Revenue, 5%, 4/1/21	1,000,000	1,063,790
A3	nr	Prince William County, Development Authority Educational, Facilities Revenue, 5%, 10/1/18	150,000	155,089
Aa2	AA	Virginia Polytech Institute & State University Revenue (AMBAC), 5%, 6/1/14	775,000	877,471

		GENERAL OBLIGATION: 11.7%
Aaa	AAA	Alexandria, 5%, 1/1/16	200,000	230,982
Aaa	AAA	Loudoun County, 5%, 10/1/13	500,000	544,200
Aa2	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	200,000	218,788
Aa1	nr	Richmond (Assured Guaranty Insured), 5%, 7/15/23	750,000	784,627
Aa3	AA	Spotsylvania County (MBIA Insured),4.25%, 1/15/13	250,000	271,342
Aa1	AAA	Virginia Beach, 5%, 3/1/12	300,000	331,332
Aaa	AAA	Virginia State, 5%, 6/1/26	300,000	317,610

		HOSPITAL: 10.1%
A1	nr	Augusta County Industrial Development Authority, Hospital Revenue, 5.25%, 9/1/20	1,000,000	1,000,800
A3	AA-	Hanover County Industrial Development Authority, Revenue (Bon Secours Health System) (MBIA Insured), 6%, 8/15/10	200,000	210,532
Aa3	A+	Roanoke Industrial Development Authority, Hospital Revenue (Carilion Health Systems) (MBIA Insured), 5.5%, 7/1/16	500,000	536,425
Aaa#	AAA	Roanoke Industrial Development Authority, Hospital Revenue (ETM) (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	590,920

		HOUSING: 7.2%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	420,000	409,853
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue (FNMA Insured), 5.6%, 2/1/33	1,250,000	1,250,738

		INDUSTRIAL DEVELOPMENT: 16.6%
A3	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,018,000
Baa1	AA	Gloucester County Economic Development Authority, Lease Revenue (Courthouse Project) (MBIA Insured), 4.375%, 11/1/25	500,000	487,600

The Notes to Financial Statements are an integral part of these statemements.

Madison Mosaic Tax-Free Trust 3

Virginia Fund Portfolio of Investments March 31, 2009 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY'S	S&P
		INDUSTRIAL DEVELOPMENT (continued)
A3	AA	Henrico County Industrial Development Authority Revenue (MBIA Insured), 6%, 8/15/16	$300,000	$334,626
Aa1	nr	Loudoun County Industrial Development Authority, Northern VA Criminal Justice, 4%, 6/1/19	500,000	512,825
A1	AA-	Northwestern Regional Jail Authority, Facilities Revenue (MBIA Insured) 5%, 7/1/19	50,000	52,991
Aa3	nr	Prince William County Economic Development Authority, Lease Revenue, 5.25%, 2/1/18	375,000	430,279
Baa1	AA	Stafford County Industrial Development Authority Revenue, Municipal League Association (MBIA Insured), 4.5%, 8/1/25	700,000	681,009
nr	A	Stafford County Industrial Development Authority Revenue, Municipal League Association, 5%, 8/1/21	315,000	333,216

		LEASING AND OTHER FACILITIES: 8.3%
Aa2	nr	Prince William County, County Facility (AMBAC Insured), 5%, 6/1/22	750,000	793,072
Baa1	nr	Richmond Industrial Development Authority Government Facilities (AMBAC), 5%, 7/15/13	1,000,000	1,125,160
			-
		TRANSPORTATION: 3.9%
nr	AA-	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured) (MBIA Insured), 5.25%, 7/15/12	350,000	391,290
nr	AA-	Richmond Metropolitan Authority Expressway Revenue (FGIC Insured) (MBIA Insured), 5.25%, 7/15/22	200,000	214,676
Aa2	AA	Virginia State Resources Authority Infrastructure Revenue, 4.75%, 5/1/17	275,000	287,543

		UTILITIES: 6.1%
Aa3	AAA	Richmond Public Utility Revenue (FSA Insured), 4.5%, 1/15/33	300,000	282,831
A3	A	Southeastern Public Service Authority Revenue (AMBAC), 5%, 7/1/15	1,000,000	1,139,950

		WATER & WASTE: 15.0%
Baa1	A	Frederick Regional Sewer System Revenue (AMBAC), 5%, 10/1/15	570,000	653,465
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/13	700,000	772,492
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	165,658
A1	AA-	Norfolk Water Revenue (MBIA Insured), 5.9%, 11/1/25	210,000	210,019
Aaa#	AAA	Puerto Rico Commonwealth Infrastructure (ETM), 5.5%, 10/1/34	500,000	525,400
Aa3	AA+	Upper Occoquan Sewer, Regional Sewer Revenue (MBIA Insured), 5.15%, 7/1/20	1,000,000	1,145,220

		TOTAL INVESTMENTS (Cost $22,055,962)		$22,744,584

		CASH AND RECEIVABLES LESS LIABILITIES:1.7% of net assets		389,867

		NET ASSETS: 100%		$23,134,451

The Notes to Financial Statements are an integral part of these statemements.

4 Semi-annual Report March 31, 2009

Madison Mosaic Tax-Free Trust  March 31, 2009

National Fund Portfolio of Investments

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY'S	S&P
		LONG TERM MUNICIPAL BONDS: 98.1% of net assets

		ARKANSAS: 0.7%
Aa3	AAA	Fort Smith Water & Sewer Revenue (FSA Insured), 5%, 10/1/21	$175,000	$186,716

		ARIZONA: 8.4%
Aaa#	AAA	Arizona Health Facilities Authority, Hospital Revenue (ETM) (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	75,000	77,950
Baa1	nr	Arizona Tourism & Sports Authority Tax Revenue Bond, 5%, 7/1/16	100,000	99,572
Aa3	AA-	Arizona Transportation Board, Grant Antic, 5%, 7/1/13	135,000	151,047
Aa1	AAA	Arizona Transportation Board, Highway Revenue Tolls, 5.25%, 7/1/19	215,000	232,280
A2	AA	Glendale Western Loop 101 Public Facilities Revenue, 6%, 7/1/24	525,000	547,108
Baa1	nr	Maricopa County Stadium Revenue Bond (AMBAC Insured), 5.25%, 6/1/12	250,000	278,177
Aa3	AAA	Maricopa County Unified School District #41 (Gilbert) (FSA Insured), 5.8%, 7/1/14	250,000	292,180
Baa3	nr	Maricopa County Unified School District #090 Saddle Mountain, 5%, 7/1/14	75,000	79,054
A3	A	Northern Arizona University (AMBAC), 5%, 9/1/23	150,000	151,303
Aa2	AAA	Tempe Excise Tax Revenue, 5%, 7/1/20	225,000	241,423
Aaa#	AAA	University of Arizona Board of Regents (Prerefunded 12/01/09 @100) (FGIC Insured), 5.8%, 6/1/24	200,000	206,958

		DISTRICT OF COLUMBIA : 1.1%
A1	AA	District of Columbia, Series B-3, 5.5%, 6/1/12	285,000	314,939

		FLORIDA: 10.5%
nr	AA	Emerald Coast Utilities Authority Revenue Bond (FGIC Insured)(MBIA Insured), 5%, 1/1/25	1,010,000	1,012,878
Aa3	A	Palm Beach County Solid Waste Authority Revenue Bond (AMBAC Insured), 6%, 10/1/10	1,100,000	1,166,649
Aa3	AAA	Peace River, Manasota Regional Water Supply Authority Revenue Bond (FSA Insured), 5%, 10/1/23	750,000	762,885

		GEORGIA: 1.0%
A3	A	Emanuel County Hospital Revenue (AMBAC Insured), 4.3%, 7/1/17	250,000	274,810

		ILLINOIS: 5.0%
Aa2	A	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	365,490
A1	nr	Winnebago County, Public Safety Sales Tax Revenue (MBIA Insured), 5%, 12/30/24	1,000,000	1,027,430

		INDIANA: 4.1%
Aa3	AAA	Western Boone, Multi School Building Corp (FSA Insured), 5%, 1/10/20	1,015,000	1,144,747

		IOWA: 1.9%
Aa3	nr	Ankeny-Series B, 4%, 6/1/17	500,000	531,325

The Notes to Financial Statements are an integral part of these statemements.

Madison Mosaic Tax-Free Trust 5

National Fund Portfolio of Investments March 31, 2009 (continued)

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY'S	S&P
		KENTUCKY: 0.4%
Aa3	nr	Laurel County Finance Corp. School Building Revenue (FSA Insured), 4%, 6/1/16	$110,000	$118,954

		MARYLAND: 0.3%
Aaa#	AAA	Maryland State Transportation Authority Transportation Facilities Project Revenue (ETM), 6.8%, 7/1/16	75,000	87,371

		MASSACHUSETTS:4.2%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,170,900

		MICHIGAN: 5.4%
A2	AA	Charles Stewart Mott Community College (MBIA Insured), 5%, 5/1/18	720,000	769,298
Aa3	AA-	Detroit City School District (FGIC Insured), 6%, 5/1/20	300,000	336,106
Aa3	AA-	Redford United School District (AMBAC Insured), 5%, 5/1/22	410,000	413,514

		MISSISSIPPI:4.4%
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM) (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	627,985
Aaa#	AAA	Harrison County Wastewater Management District, Sewer Revenue (ETM) (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	603,335

		MISSOURI: 9.2%
Aaa	AAA	Jackson County Reorg School District #7, Lees Summit (Prerefunded 3/1/12 @100) (FSA Insured), 5.25%, 3/1/14	300,000	328,773
Baa1	nr	Jefferson County Public Water Supply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	140,581
Aaa#	AAA	Jefferson County School District (ETM), 6.7%, 3/1/11	105,000	112,932
Aa1	nr	Lees Summit, 4.7%, 4/1/21	325,000	337,701
Aa3	AAA	Mehlville School District R-9, Certificate Participation (FSA Insured), 5%, 9/1/19	300,000	313,458
Aa1	AA+	Missouri State Board Public Buildings, 5.5%, 10/15/13	300,000	347,544
Aaa#	AAA	Missouri State Highway & Transportation, Street & Road Revenue (Prerefunded 2/1/11 @100), 5.25%, 2/1/20	200,000	215,696
Aaa#	AAA	St Louis County, Mortgage Revenue Bond (ETM) (AMT), 5.65%, 2/1/20	500,000	549,270
Baa2	BBB+	St Louis Industrial Development Authority Pollution Control Revenue, 6.65%, 5/1/16	200,000	212,482

		NEW JERSEY:3.7%
Aaa#	AAA	New Jersey State Turnpike Authority Revenue (ETM), 6.5%, 1/1/16	850,000	999,116

		NORTH CAROLINA: 9.9%
nr	nr	Lincolnton Enterprise Systems Revenue Bond, 5%, 5/1/17	800,000	854,328
Baa1	nr	North Carolina Medical Care Community Revenue (HUD Section 8), 5.5%, 10/1/24	500,000	377,385
Aa2	AA+	Raleigh, Certificate Participation, Leasing Revenue, 4.75%, 6/1/25	590,000	590,230
Baa1	A	University North Carolina Systems (AMBAC Insured), 5.25%, 4/1/21	890,000	950,671

The Notes to Financial Statements are an integral part of these statemements.

6 Semi-annual Report March 31, 2009

National Fund Portfolio of Investments March 31, 2009 (concluded)

CREDIT RATING*			PRINCIPAL AMOUNT	MARKET VALUE
MOODY'S	S&P
		NORTH DAKOTA:2.0%
Aaa#	AAA	Grand Forks Health Care Systems Revenue Bond (Prerefunded 8/18/10 @101), 7.125%, 8/15/24	$500,000	$547,475

		PENNSYLVANIA:7.9%
A1	AA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,179,150
A1	AA	Pennsylvania Higher Educational Facilities Authority Revenue Bond (MBIA Insured), 5%, 4/1/20	1,000,000	1,021,290

		SOUTH CAROLINA: 0.4%
Aaa#	AAA	Lexington County Health Services District Inc., Hospital Revenue Bond (Prerefunded 11/01/13 @100), 5.75%, 1/1/28	100,000	116,802

		TEXAS: 10.8%
Aa3	AA	Austin Water and Wastewater Revenue (MBIA Insured), 5%, 5/15/20	400,000	425,908
Aa1	AAA	Harris County, 5.75%, 10/1/24	250,000	280,500
Aaa#	AAA	Kaufman Independent School District (Prerefunded 2/15/12 @100), 5.125%, 2/15/32	480,000	531,922
Aa3	AAA	Laredo International Toll Bridge Revenue (FSA Insured), 5%, 10/1/16	100,000	110,975
Aaa#	AAA	Lower Colorado River Authority, Utility Revenue (ETM) (AMBAC Insured), 6%, 1/1/17	305,000	367,330
Aa3	AA	Mueller Local Government, Contract Revenue, 5%, 9/1/25	1,280,000	1,308,570

		VIRGINIA: 1.6%
Aa3	AAA	Henry County Water & Sewer Revenue (FSA Insured), 5.25%, 11/15/15	150,000	165,659
Aa2	nr	Prince George (Assured Guaranty Insured), 5%, 2/1/20	100,000	109,394
Baa1	nr	Richmond Industrial Development Authority Government Facilities Revenue Bond (AMBAC Insured), 5%, 7/15/16	150,000	171,707

		WASHINGTON:3.5%
Aa3	AAA	Grays Harbor County Public Utility #001, Electric Revenue Bond (FSA Insured), 5.25%, 7/1/24	605,000	637,495
Aa1	AAA	King County School District #415 Kent (FSA Insured), 5.5%, 6/1/16	300,000	352,644

		WISCONSIN: 1.7%
nr	BBB	Wisconsin Health & Educational Facilities Authority Revenue Bond, Carroll College Inc. Project, 5.25%, 10/1/21	200,000	172,814
Aa3	AA	Wisconsin-Series C, 5%, 5/1/24	285,000	293,088

		TOTAL INVESTMENTS (Cost $26,544,913)		$27,395,274

		CASH AND RECEIVABLES LESS LIABILITIES:1.9% of net assets		527,415

		NET ASSETS: 100%		$27,922,689

The Notes to Financial Statements are an integral part of these statemements.

Madison Mosaic Tax-Free Trust 7

Portfolio of Investments March 31, 2009 (concluded)

Notes to Portfolios of Investments:
#	Refunded or escrowed to maturity
AMBAC	American Municipal Bond Assurance Corporation
AMT	Subject to Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FSA	Federal Security Assistance
MBIA	Municipal Bond Investors Assurance Corporation
ETM	Escrowed to Maturity
HUD	Housing and Urban Development
Moody’s	Moody’s Investors Service, Inc.
nr	Not rated
S&P	Standard & Poor’s Corporation
*	Credit ratings are unaudited

The Notes to Financial Statements are an integral part of these statemements.

8 Semi-annual Report March 31, 2009

Madison Mosaic Tax-Free Trust March 31, 2009

Statements of Assets and Liabilities (unaudited)

	Virginia Fund	National Fund
ASSETS
Investment securities, at value* (Note 1)	$22,744,584	$27,395,274
Cash	99,498	122,526
Receivables
Interest	299,745	423,237
Capital shares sold	--	5,200
Total assets	23,143,827	27,946,237

LIABILITIES
Payables
Dividends	5,139	10,290
Capital shares redeemed	--	9,021
Independent trustee fees	750	750
Auditor fees	3,487	3,487
Total liabilities	9,376	23,548

NET ASSETS	$23,134,451	$27,922,689

Net assets consists of:
Paid in capital	22,374,152	27,051,776
Accumulated net realized gains	71,677	20,552
Net unrealized appreciation on investments	688,622	850,361
Net assets	$23,134,451	$27,922,689

CAPITAL SHARES OUTSTANDING
An unlimited number of capital shares, without par value, are authorized (Note 6)	1,999,542	2,594,195

NET ASSET VALUE PER SHARE	11.57	10.76

* INVESTMENT SECURITIES, AT COST	$22,055,962	$26,544,913

The Notes to Financial Statements are an integral part of these statemements.

Madison Mosaic Tax-Free Trust 9

Madison Mosaic Tax-Free Trust March 31, 2009

Statements of Operations (unaudited)

For the six-monhts ended March 31, 2009

	Virginia Fund	National Fund
INVESTMENT INCOME (Note 1)
Interest income	$??488,983	$??613,475

EXPENSES (Notes 2, 3 and 7)
Investment advisory fees	69,732	83,758
Other expenses	40,166	53,231
Independent trustee fees	1,500	1,500
Auditor fees	3,487	3,487
Total expenses	114,885	141,976

NET INVESTMENT INCOME	374,098	471,499

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	116,488	48,616
Change in net unrealized appreciation of investments	1,085,530	1,197,819

NET GAIN ON INVESTMENTS	1,202,018	1,246,435

TOTAL INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,576,116	$1,717,934

The Notes to Financial Statements are an integral part of these statemements.

10 Semi-annual Report March 31, 2009

Madison Mosaic Tax-Free Trust March 31, 2009

Statements of Changes in Net Assets

	Virginia Fund		National Fund
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2009	2008	2009	2008
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$??374,098	$???769,172	$??471,499	$???981,496
Net realized gain on investments	116,488	61,692	48,616	147,208
Change in net unrealized appreciation (depreciation) on investments	1,085,530	(855,772)	1,197,819	(1,112,006)
Total increase (decrease) in net assets resulting from operations	1,576,116	(24,908)	1,717,934	16,698

DISTRIBUTION TO SHAREHOLDERS
From net investment income	(374,098)	(769,172)	(471,499)	(981,496)
From net realized gains	(101,666)	(69,995)	(175,272)	(73,627)
Total distributions	(475,764)	(839,167)	(646,771)	(1,055,123)

CAPITAL SHARE TRANSACTIONS (Note 6)	(381,473)	39,429	253,389	(942,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$718,879	$(824,646)	$1,324,552	$(1,981,055)

NET ASSETS
Beginning of period	$22,415,572	$23,240,218	$26,598,137	$28,579,192
End of period	$23,134,451	$22,415,572	$27,922,689	$26,598,137

The Notes to Financial Statements are an integral part of these statemements.

Madison Mosaic Tax-Free Trust 11

Madison Mosaic Tax-Free Trust March 31, 2009

Financial Highlights

Selected data for a share outstanding for the year indicated.

VIRGINIA FUND

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$11.01	$11.43	$11.63	$11.69	$11.92
Investment operations:
Net investment income	0.19	0.38	0.39	0.39	0.38
Net realized and unrealized gain (loss) on investments	0.61	(0.39)	(0.15)	(0.05)	(0.15)
Total from investment operations	0.80	(0.01)	0.24	0.34	0.23
Less distribution from:
Net investment income	(0.19)	(0.38)	(0.39)	(0.39)	(0.38)
Net realized gains	(0.05)	(0.03)	(0.05)	(0.01)	(0.08)
Total distributions	(0.24)	(0.41)	(0.44)	(0.40)	(0.46)
Net asset value, end of year	$11.57	$11.01	$11.43	$11.63	$11.69
Total return (%)	7.34	(0.11)	2.13	2.98	1.94
Ratios and supplemental data
Net assets, end of year (in thousands)	$23,134	$22,416	$23,240	$26,225	$27,649
Ratio of expenses to average net assets1 (%)	1.03	1.03	1.03	1.02	1.02
Ratio of net investment income to average net assets1 (%)	3.34	3.31	3.37	3.33	3.22
Portfolio turnover (%)	[9]	[7]	[12]	[21]	[12]

National Fund

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
	2009	2008	2007	2006	2005
Net asset value, beginning of year	$10.34	$10.75	$10.95	$11.11	$11.35
Investment operations:
Net investment income	0.19	0.38	0.38	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.49	(0.38)	(0.15)	(0.10)	(0.24)
Total from investment operations	0.68	0.00	0.23	0.28	0.13
Less distribution from:
Net investment income	(0.19)	(0.38)	(0.38)	(0.38)	(0.37)
Net realized gains	(0.07)	(0.03)	(0.05)	(0.06)	--
Total distributions	(0.26)	(0.41)	(0.43)	(0.44)	(0.37)
Net asset value, end of year	$10.76	$10.34	$10.75	$10.95	$11.11
Total return (%)	6.60	(0.13)	2.14	2.56	1.19
Ratios and supplemental data
Net assets, end of year (in thousands)	$27,923	$26,598	$28,579	$30,721	$21,576
Ratio of expenses to average net assets1 (%)	1.06	1.06	1.05	1.06	1.07
Ratio of net investment income to average net assets1 (%)	3.51	3.47	3.52	3.45	3.31
Portfolio turnover (%)	[6]	[13]	[17]	[34]	[9]

1 - Annualized

The Notes to Financial Statements are an integral part of these statemements.

12 Semi-annual Report March 31, 2009

Madison Mosaic Tax-Free Trust March 31, 2009

Notes to Financial Statements

1. Summary of Significant Accounting Policies. Madison Mosaic Tax-Free Trust (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains two separate funds, the Virginia Tax-Free Fund (“Virginia Fund”) and the Tax-Free National Fund (the “National Fund”) (each a “Fund” and together the “Funds”) which invest principally in securities exempt from federal income taxes, commonly known as “municipal” securities. The Virginia Fund invests solely in securities exempt from both federal and state income taxes. The National Fund invests in securities exempt from federal taxes. Both Funds invest in intermediate and long-term securities. Because the Trust is 100% no-load, the shares of each Fund are offered and redeemed at the net asset value per share.

Securities Valuation: The Funds value securities having maturities of 60 days or less at amortized cost, which approximates fair market value. Securities having longer maturities, for which market quotations are readily available, are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

The Fund adopted Financial Accounting Standards Board Statement No. 157, Fair Value Measurements (FAS 157) effective October 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Various inputs as noted above are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

Level 1: Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to

	Investments in Securities
Valuation Inputs	Virginia Fund	National Fund
Level 1: Quoted prices	--	--
Level 2: Other significant observable inputs	$22,744,584	$27,395,274
Level 3: Significant unobservable inputs	--	--
Total	$22,744,584	$27,395,274
Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and Federal income tax purposes.

Investment Income: Interest income is recorded on an accrual basis. Bond premium is amortized

Madison Mosaic Tax-Free Trust 13

Notes to Financial Statements (continued)

and original issue discount and market discount are accreted over the expected life of each applicable security using the effective interest method.

Distribution of Income and Gains: Distributions are recorded on the ex-dividend date. Net i nvestment income, determined as gross investment income less total expenses, is declared as a regular dividend and distributed to shareholders monthly. Capital gain distributions, if any, are declared and paid annually at calendar year-end. Additional distributions may be made if necessary. Distributions paid during the years ended September 30, 2008 and 2007 were identical for book purposes and tax purposes.

The tax character of distributions paid for the Virginia Fund was $69,995 long-term for the year ended September 30, 2008 and $118,708 long-term for the year ended September 30, 2007. The tax character of distributions paid for the National Fund was $1,382 short-term and $72,245 long-term for the year ended September 30, 2008 and $131,426 long-term for the year ended September 30, 2007. There were no short-term capital gain distributions for the Virginia Fund for the years ended September 30, 2008 or 2007 and the National Fund for the year ended September 30, 2007.

As of March 31, 2009 the components of distributable earnings on a tax basis were as follows:

Accumulated net realized gains	$?71,677
Net unrealized appreciation on investments	688,622
$760,299
Accumulated net realized gains	$?20,552
Net unrealized appreciation on investments	850,361
$870,913

Net realized gains or losses may differ for financial and tax reporting purposes as a result of loss deferrals related to wash sales and post-October transactions.

Income Tax: No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal income taxes.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” on June 29, 2007. The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the fund.

As of and during the period ended March 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. (the “Advisor”), earns an advisory fee equal to 0.625% per annum of the average net assets of the Funds. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all necessary operational and support services for a fee based on a percentage of average net assets, other than the expenses of the Trust’s Independent Trustees and auditor (“Independent Service Providers”) which are paid directly based on cost and any costs associated with the Lines of Credit described in Note 7. For the six-months ended March 31, 2009, the services fee was based on the following percentage of average net assets: 0.36% for the Virginia Fund and

14 Semi-annual Report March 31, 2009

Notes to Financial Statements (continued)

0.40% for the National Fund on assets less than $25 million and 0.36% for all assets greater than $25 million. The amount accrued by each Fund directly for Independent Service Providers fees for the six-months ended was $4,987. The Funds use US Bancorp Fund Services LLC as their transfer agent and US Bank as their custodian. The transfer agent and custodian fees are paid by the Advisor and allocated to the Funds pursuant to a services agreement and are included in other expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation (depreciation) are states as follows as of March 31, 2009:

	Virginia Fund	National Fund
Aggregate Cost	$ 22,055,962	$26,544,913
Gross unrealized appreciation	869,640	1,223,146
Gross unrealized depreciation	(181,018)	(372,785)
Net unrealized appreciation	688,622	850,361
5. Investment Transactions. Purchases and sales of investment securities (excluding short-term securities) for the six-months ended March 31, 2009, were as follows:

	Purchases	Sales
Virginia Fund	$ 2,012,092	$ 2,505,401
National Fund	$ 1,753,422	$ 1,505,987
6. Capital Share Transactions. An unlimited number of capital shares, without par value, are authorized.  Transactions in capital shares were as follows:

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
Virginia Fund	2009	2008
In Dollars
Shares sold	$???866,326	$1,359,181
Shares issued in reinvestment of dividends	437,367	778,084
Total shares issued	1,303,693	2,137,265
Shares redeemed	(1,685,166)	(2,097,836)
Net increase (decrease)	$?(381,473)	$???39,429

	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
Virginia Fund (cont’d.)	2009	2008
In Shares
Shares sold	77,081	118,374
Shares issued in reinvestment of dividends	38,741	68,316
Total shares issued	115,822	186,690
Shares redeemed	(152,389)	(183,005)
Net increase (decrease)	(36,567)	3,685
	(unaudited) Six-Months Ended March 31,	Year Ended September 30,
National Fund	2009	2008
In Dollars
Shares sold	$1,210,029	$1,132,742
Shares issued in reinvestment of dividends	567,635	906,497
Total shares issued	1,777,664	2,039,239
Shares redeemed	(1,524,275)	(2,981,869)
Net increase (decrease)	$???253,389	$??(942,630)

In Shares
Shares sold	113,875	106,051
Shares issued in reinvestment of dividends	53,732	84,717
Total shares issued	167,607	190,768
Shares redeemed	(145,296)	(277,216)
Net increase (decrease)	22,311	(86,448)

7. Lines of Credit. The Virginia Fund has a $7.5 million and the National Fund has an $8 million revolving credit facility with a bank for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The interest rate on the outstanding principal amount is equal to the prime rate less 0.5% (effective rate of 2.75% at March 31, 2009). The lines of credit contain loan covenants with respect to certain financial ratios and operating matters. Both Funds were in compliance with these covenants as of September

Madison Mosaic Tax-Free Trust 15

Notes to Financial Statements (concluded)

30, 2008 and 2007. During the six-months ended March 31, 2009, neither Fund borrowed on their lines of credit.

8. Accounting Pronouncement. On March 19, 2008, Financial Accounting Standards Board released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives an strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Fund Expenses (unaudited)

Example: This Example is intended to help you understand your costs (in dollars) of investing in a Fund and to compare these costs with the costs of investing in other mutual funds. See footnotes 2 and 3 above for an explanation of the types of costs charged by the funds. This Example is based on an investment of $1,000 invested on October 1, 2008 and held for the six-months ended March 31, 2009.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.  To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,500 ending account valued divided by $1,000 = 8.5), then multiply the result by the number under the heading entitled "Expenses Paid During the Period."

Based on Actual Total Return 1
	Actual Total Return 2	Beginning Account Value	Ending Account Value	Annualized Expense Ratio 3	Expenses Paid During the Period 3
Virginia Fund	7.34%	$1,000.00	$1,073.40	1.03%	$5.30
National Fund	6.60%	$1,000.00	$1,065.96	1.06%	$5.44
1For the six months ended March 31, 2009.
2Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value.

3Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not any fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in a Mosaic Tax-Free

16 Semi-annual Report • March 31, 2008

Fund Expenses (concluded)

Trust Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Mosaic Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Based on Hypothetical Total Return 1
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio 2	Expenses Paid During the Period 2
Virginia Fund	5.00%	$1,000.00	$1,025.19	1.03%	$5.18
National Fund	5.00%	$1,000.00	$1,025.19	1.06%	$5.33
1For the six months ended March 31, 2009.

2Expenses are equal to the respective Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Forward-Looking Statement Disclosure. One of our most important responsibilities as mutual fund managers is to communicate with shareholders in an open and direct manner. Some of our comments in our letters to shareholders are based on current management expectations and are considered “forward-looking statements.” Actual future results, however, may prove to be different from our expectations. You can identify forward-looking statements by words such as “estimate,” “may,” “will,” “expect,” “believe, ” “plan” and other similar terms. We cannot promise future returns. Our opinions are a reflection of our best judgment at the time this report is compiled, and we disclaim any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

Proxy Voting Information. The Trust only invests in non-voting securities. Nevertheless, the Trust adopted policies that provide guidance and set forth parameters for the voting of proxies relating to securities held in the Trust’s portfolios. These policies are available to you upon request and free of charge by writing to Madison Mosaic Funds, 550 Science Drive, Madison, WI 53711 or by calling toll-free at 1-800-368-3195. The Trust’s proxy voting policies may also be obtained by visiting the Securities and Exchange Commission web site at www.sec.gov. The Trust will respond to shareholder requests for copies of our policies within two business days of request by first-class mail or other means designed to ensure prompt delivery.

N-Q Disclosure. The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the Commission’s website. The Trust’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Form N-Q and other information about the Trust are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, DC 20549-0102. Finally, you may call us at 800-368-3195 if you would like a copy of Form N-Q and we will mail one to you at no charge.

Madison Mosaic Tax-Free Trust 17

The Madison Mosaic Family of Mutual Funds

Madison Mosaic Equity Trust
Investors Fund
Balanced Fund
Mid-Cap Fund
Small/Mid-Cap Fund
Disciplined Equity Fund
Madison Institutional Equity Option Fund

Madison Mosaic Income Trust
Government Fund
Core Bond Fund
Institutional Bond Fund
Madison Corporation Income Shares (COINS) Funds

Madison Mosaic Tax-Free Trust
Virginia Tax-Free Fund
Tax-Free National Fund

Madison Mosaic Government Money Market

For more complete information on any Madison Mosaic fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by the distributor in any jurisdiction in which such offering may not be lawfully made. Mosaic Funds Distributor, LLC.

TRANSER AGENT
Madison Mosaic Funds(R)
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

TELEPHONE NUMBERS

Shareholder Service
Toll-free nationwide: 888-670-3600

Mosaic Tiles (24 hour automated information)
Toll-free nationwide: 800-336-3063

550 Science Drive
Madison, Wisconsin 53711

Madison Mosaic Funds
www.mosaicfunds.com

SEC File Number 811-3486

Item 2. Code of Ethics.

Not applicable in semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable in semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable in semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Included in report to shareholders above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No changes.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer determined that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 within 90 days of the date of this report. There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Tax-Free Trust

By: (signature)

W. Richard Mason, Secretary

Date: May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date: May 21, 2009

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: May 21, 2009